Regulatory Matters - General Rate Cases Additional Information (Details) - USD ($) $ in Millions	Dec. 16, 2025	Nov. 18, 2025	Nov. 10, 2025	Nov. 03, 2025	Jul. 24, 2025	May 21, 2025	May 07, 2025	Feb. 24, 2025	Jan. 21, 2025	Jan. 14, 2025	Dec. 05, 2024	Oct. 13, 2025	Aug. 01, 2025	May 14, 2025	May 31, 2024	May 11, 2024	Feb. 29, 2024	Feb. 14, 2024
Kentucky
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount	$ 18
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount	$ 10
Authorized return on equity, percentage	9.70%
Authorized rate base amount	$ 667
Common equity, percentage	52.26%
Public utilities, common non-equity ratio percentage	47.74%
General rate case authorizations, annualized incremental revenues, approved amount, increase in capital investments	$ 212
Hawaii
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount					$ 1
Authorized return on equity, percentage					9.75%
Common equity, percentage					52.11%
Debt ratio, percentage					47.89%
Iowa
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount						$ 13							$ 8			$ 5
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount						$ 1
Authorized return on equity, percentage						9.60%
Authorized rate base amount						$ 262
Common equity, percentage						52.57%
General rate case authorizations, annualized incremental revenues, approved amount, increase in capital investments						$ 157
Debt ratio, percentage						47.43%
Indiana, Step Increase
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount														$ 17	$ 23		$ 25	$ 65
Missouri
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount							$ 63
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount							$ 63
Authorized return on equity, percentage							9.75%
Authorized rate base amount							$ 3,200
Common equity, percentage							50.00%
General rate case authorizations, annualized incremental revenues, approved amount, increase in capital investments							$ 1,100
Virginia
Public Utilities, General Disclosures [Line Items]
Authorized rate base amount								$ 369
Common equity, percentage				51.79%				45.67%
General rate case authorizations, annualized incremental revenues, approved amount, increase in capital investments								$ 110
General rate case authorizations, annualized incremental revenues, proposed rate increase, amount								$ 15
Proposed return on equity, percentage				10.75%				9.70%
Debt and other component, percentage								54.33%
Tennessee
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount									$ 1
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount									$ 18
Authorized return on equity, percentage									9.70%
Authorized rate base amount									$ 300
General rate case authorizations, annualized incremental revenues, approved amount, increase in capital investments									$ 173
Debt ratio, percentage									55.81%
Common equity, adjustment, percentage									44.19%
California, Step Increase
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage											10.20%
Cost of capital, delay period, approved		1 year	1 year							1 year
General rate case authorizations, annualized incremental revenues, estimated and not approved amount												$ 110
California, Step Increase | Year 2024
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount											$ 21
California, Step Increase | Year 2025
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount											16
California, Step Increase | Year 2026
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount											16
Illinois
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount											105
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount											$ 5
Authorized return on equity, percentage											9.84%
Authorized rate base amount											$ 2,200
General rate case authorizations, annualized incremental revenues, approved amount, increase in capital investments											$ 557
Debt ratio, percentage											51.00%
Common equity, adjustment, percentage											49.00%